Credit Quality Indicators - Commercial Portfolio Credit Risk Profile by Creditworthiness Category (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Financing Receivable, Recorded Investment [Line Items]
Loans	$ 43,979	$ 37,808	[1]
Commercial
Financing Receivable, Recorded Investment [Line Items]
Loans	1,280	1,595
Commercial | Investment grade
Financing Receivable, Recorded Investment [Line Items]
Loans	906	964
Commercial | Noninvestment grade
Financing Receivable, Recorded Investment [Line Items]
Loans	374	631
Commercial Real Estate
Financing Receivable, Recorded Investment [Line Items]
Loans	1,449	1,592
Commercial Real Estate | Investment grade
Financing Receivable, Recorded Investment [Line Items]
Loans	1,062	1,072
Commercial Real Estate | Noninvestment grade
Financing Receivable, Recorded Investment [Line Items]
Loans	387	520
Financial Institutions
Financing Receivable, Recorded Investment [Line Items]
Loans	11,144	9,256
Financial Institutions | Investment grade
Financing Receivable, Recorded Investment [Line Items]
Loans	9,643	7,894
Financial Institutions | Noninvestment grade
Financing Receivable, Recorded Investment [Line Items]
Loans	$ 1,501	$ 1,362

[1]	Presented on a continuing operations basis.